INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other receivables (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Current
Other receivables - current	$ 15,343,683	$ 15,861,981
Non-current assets
Other receivables - non-current	24,374,686	23,660,530
Shareholders and other related parties
Current
Other receivables - current	3,007,975	2,775,092
Other receivables
Current
Taxes	7,498,508	8,884,305
Prepayments to suppliers	6,341,644	5,834,158
Prepaid expenses and other receivables	231,222	251,590
Miscellaneous	992,455	614,883
Other receivables - current	15,343,683	15,861,981
Non-current assets
Taxes	468,511	576,538
Reimbursements over exports	1,286,323	1,204,269
Loans receivables	230,000	230,000
Miscellaneous		3,883
Other receivables - non-current	24,374,686	23,660,530
Other receivables | Shareholders and other related parties
Current
Other receivables - current	79,854	77,045
Non-current assets
Other receivables - non-current	2,928,121	2,698,047
Other receivables | Joint ventures and associates
Current
Other receivables - current	200,000	200,000
Non-current assets
Other receivables - non-current	$ 19,461,731	$ 18,947,793